REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Deferred Revenues	$ 1,683	$ 1,652
Other liabilities	$ 263	$ 268
Technology [Member]
Contract term	1 year
Minimum [Member] | Airport Security and Other Aviation Services [Member]
Contract term	3 years
Maximum [Member] | Airport Security and Other Aviation Services [Member]
Contract term	5 years